Royalty bond (Details) DKK in Thousands, $ in Millions				1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 15, 2017 USD ($)	Mar. 15, 2017 DKK	Dec. 11, 2014 USD ($)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 DKK	Dec. 31, 2014 subsidiary	Mar. 31, 2017 DKK	Dec. 31, 2017 DKK	Dec. 31, 2016 DKK	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK	Mar. 15, 2017 DKK	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK	Dec. 11, 2014 DKK
Royalty bond
Number of wholly owned subsidiary | subsidiary						4
Ownership interest in Subsidiaries (in percentage)						100.00%
Stated fixed interest rate										9.375%	9.375%
Restricted cash held in Milestone payment reserve	$ 26.9											DKK 184,000
Amount transferred to restricted cash				$ 8.7	DKK 60,700
Milestone payments received from Sanofi | $				$ 10.0
Amount of restricted cash used to repay outstanding bond	$ 25.0	DKK 175,000
Amount of loss recognised due to adjustment to the carrying amount of bond							DKK 11,200
Amount of fee paid							5,200
Amount of fee capitalized							3,500
Amount of fee recognized in consolidated income statement							1,700
Financial liabilities at amortised cost											DKK 208,770			DKK 416,432
Amount of gain recognised due to adjustment to the carrying amount of royalty bond								DKK 10,800
Carrying amount of royalty bond net of capitalized financing costs								153,800	DKK 352,600
Financing costs capitalized								DKK 18,100	20,400
Interest payable on royalty bond											DKK 4,295			DKK 9,753
Principal repayment (in percent)								50.40%
Cash flows regarding royalty bond
Royalty bond payable							DKK 332,243	DKK 332,243
Financing cash flows (repayment)								(176,360)
Amortization of financing costs								5,748
Exchange rate adjustments								(25,897)
Royalty bond payable								DKK 135,734	DKK 332,243
Senior secured notes
Royalty bond
Issuance of the royalty bond | $										$ 24.8			$ 50.0
ZP Holding SPV K/S subsidiaries ZP SPV 1 K/S
Royalty bond
Portion of royalty interest transferred			86.50%
Portion of milestone payment transferred			86.50%
Aggregate remaining regulatory milestone payment | $			$ 60.0
ZP Holding SPV K/S subsidiaries ZP SPV 1 K/S | Senior secured notes
Royalty bond
Issuance of the royalty bond			$ 50.0												DKK 299,300
Stated fixed interest rate			9.375%												9.375%